Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
22)
CASH AND CASH EQUIVALENTS

		As at March 31
Particulars		2025	2026
Cash in hand		271	292
Funds in transit		85,727	67,149
Bank balances		177,507	243,131
Term deposits		245,393	114,254
Cash and cash equivalents in the Statement of Financial Position	(a)	508,898	424,826

Bank overdrafts used for cash management purposes	(b)	(536)	(822)
Cash and cash equivalents in the statement of Cash Flows	(a+b)	508,362	424,004

As of March 31, 2026, bank balances include USD 1,551 (March 31, 2025: USD 1,605) pledged against letters of credit and bank guarantees issued to various airlines and suppliers of hotel and other services.

Funds in transit represents the amount collected from customers through credit cards/net banking which is outstanding as at the year end and credited to Group’s bank accounts subsequent to the year end.

The Group’s exposure to currency risk, credit risk and interest rate risk along with sensitivity analysis for financial assets is disclosed in note 5 and 34.